Employee Benefit Plans - Schedule of FV of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 30,932	$ 37,416	$ 30,084
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	30,441	37,113
Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	491	303
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,772	1,449
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,772	1,449
Cash equivalents | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
U.S government agency obligations
Defined Benefit Plan Disclosure [Line Items]
Fair Value	491
U.S government agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0
U.S government agency obligations | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	491
U.S government agency obligations | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value		303
Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value		0
Corporate bonds | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value		303
Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value		0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,518	1,774
Equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,518	1,774
Equity securities | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	27,151	33,890
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	27,151	33,890
Mutual funds | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 0	$ 0